Long-term loans (Narrative) (Detail) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of long-term loans [line items]
Long-term loans	¥ 134,022,712,000	¥ 150,169,010,000
Long-term loans guaranteed by Huaneng Group or other third parties	8,797,000,000
Secured [member]
Disclosure of long-term loans [line items]
Net book value of property, plant and equipment	4,913,000,000	1,756,000,000
Secured [member] | Future electricity revenue [member]
Disclosure of long-term loans [line items]
Long-term loans	7,287,000,000	8,938,000,000
Secured [member] | Property, plant and equipment [member]
Disclosure of long-term loans [line items]
Long-term loans	3,586,000,000	986,000,000
Tiancheng Financial Leasing [member] | Secured [member]
Disclosure of long-term loans [line items]
Net book value of property, plant and equipment	1,955,000,000	769,000,000
Tiancheng Financial Leasing [member] | Secured [member] | Property, plant and equipment [member]
Disclosure of long-term loans [line items]
Long-term loans	902,000,000	464,000,000
Nominal price of buy back when lease term expires	1	1
Other financial leasing companies [member] | Secured [member]
Disclosure of long-term loans [line items]
Net book value of property, plant and equipment	2,958,000,000	987,000,000
Other financial leasing companies [member] | Secured [member] | Property, plant and equipment [member]
Disclosure of long-term loans [line items]
Long-term loans	2,684,000,000	522,000,000
Nominal price of buy back when lease term expires	¥ 1	¥ 1